INCOME TAXES (Tables)	12 Months Ended
Sep. 30, 2012
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]	The provision for income taxes expenses consists of the following:
	Year ended September 30,
	2010	2011	2012
	RMB	RMB	RMB

Current	4,046	6,991	589
Deferred	5,273	6,739	1,273

	9,319	13,730	1,862

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The principal components of the deferred income tax assets are as follows:

	September 30,
	2011	2012
	RMB	RMB
Non-current deferred tax assets:
Net operating loss carry forward	20,928	33,265
Impairment on inventory	3,634	5,772
Others	3,498	6,929

Non-current deferred income tax assets	28,060	45,966
Valuation allowances	(25,032)	(44,211)

Net non-current deferred income tax assets	3,028	1,755

Summary of Operating Loss Carryforwards [Table Text Block]
The expiration period of unused tax losses is as follows:

	Year ended September 30,
	2011	2012
	RMB	RMB
Calendar year ending,
2012	11,694	11,694
2013	25,586	15,747
2014	188	-
2015	11,042	10,997
2016	45,944	54,491
2017	-	77,399

	94,454	170,328

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
Reconciliation between total income tax expenses and the amount computed by applying the statutory income tax rate to income before taxes is as follows:

	Year ended September 30,
	2010	2011	2012
	%	%	%

Statutory rate	25	25	25
Effect of preferential tax treatment	(10)	(550)	218
Effect of different tax jurisdiction	4	307	(156)
Permanent book-tax difference	-	403	1,757
Effect of changes of applicable tax rate	-	-	-
Change in valuation allowance	(5)	998	(2,078)
Under (over) provision in prior year	(2)	256	32

Effective income tax rate	12	1,439	(202)